UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Highland Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALPINE INCOME PROPERTY TRUST, INC.                                                          Agenda Number:  935205561
--------------------------------------------------------------------------------------------------------------------------
        Security:  02083X103
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2020
          Ticker:  PINE
            ISIN:  US02083X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: John P. Albright                    Mgmt          For                            For

1.2    Election of Director: Mark O. Decker, Jr.                 Mgmt          For                            For

1.3    Election of Director: M. Carson Good                      Mgmt          For                            For

1.4    Election of Director: Andrew C. Richardson                Mgmt          For                            For

1.5    Election of Director: Jeffrey S. Yarckin                  Mgmt          For                            For

2.     Ratify selection of Grant Thornton as the                 Mgmt          For                            For
       Company's Auditors




--------------------------------------------------------------------------------------------------------------------------
 CITY OFFICE REIT, INC.                                                                      Agenda Number:  935142151
--------------------------------------------------------------------------------------------------------------------------
        Security:  178587101
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CIO
            ISIN:  US1785871013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: John McLernon                       Mgmt          For                            For

1B.    Election of Director: James Farrar                        Mgmt          For                            For

1C.    Election of Director: William Flatt                       Mgmt          For                            For

1D.    Election of Director: Sabah Mirza                         Mgmt          For                            For

1E.    Election of Director: Mark Murski                         Mgmt          For                            For

1F.    Election of Director: John Sweet                          Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       City Office REIT, Inc.'s independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of the named executive
       officers for 2019.

4.     The approval, on an advisory basis, of the                Mgmt          1 Year                         For
       annual frequency of future advisory
       approvals on executive compensation of the
       named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 HIGHLAND FUNDS                                                                              Agenda Number:  935212580
--------------------------------------------------------------------------------------------------------------------------
        Security:  43010T104
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2020
          Ticker:  HGLB
            ISIN:  US43010T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dr. Bob Froehlich                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENCE REALTY TRUST, INC.                                                             Agenda Number:  935154358
--------------------------------------------------------------------------------------------------------------------------
        Security:  45378A106
    Meeting Type:  Annual
    Meeting Date:  13-May-2020
          Ticker:  IRT
            ISIN:  US45378A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Scott F. Schaeffer                  Mgmt          For                            For

1B.    Election of Director: William C. Dunkelberg               Mgmt          For                            For

1C.    Election of Director: Richard D. Gebert                   Mgmt          For                            For

1D.    Election of Director: Melinda H. McClure                  Mgmt          For                            For

1E.    Election of Director: Mack D. Pridgen III                 Mgmt          For                            For

1F.    Election of Director: DeForest B. Soaries,                Mgmt          For                            For
       Jr.

2.     THE BOARD OF DIRECTORS RECOMMENDS: A VOTE                 Mgmt          For                            For
       FOR RATIFICATION OF THE APPOINTMENT OF KPMG
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2020.

3.     THE BOARD OF DIRECTORS RECOMMENDS: A VOTE                 Mgmt          For                            For
       FOR THE ADVISORY VOTE TO APPROVE THE
       COMPANY'S EXECUTIVE COMPENSATION.

4.     THE BOARD OF DIRECTORS RECOMMENDS: A VOTE                 Mgmt          1 Year                         For
       FOR EVERY YEAR AS THE FREQUENCY OF FUTURE
       ADVISORY VOTES ON THE COMPANY'S EXECUTIVE
       COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 JERNIGAN CAPITAL, INC.                                                                      Agenda Number:  935146375
--------------------------------------------------------------------------------------------------------------------------
        Security:  476405105
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  JCAP
            ISIN:  US4764051052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John A. Good                                              Mgmt          For                            For
       Mark O. Decker                                            Mgmt          For                            For
       Rebecca Owen                                              Mgmt          For                            For
       Howard A. Silver                                          Mgmt          For                            For
       Dr. Harry J. Thie                                         Mgmt          For                            For

2.     To ratify the appointment of Grant Thornton               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for the fiscal year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 MGM HOLDINGS INC.                                                                           Agenda Number:  100001161
--------------------------------------------------------------------------------------------------------------------------
        Security:  55303C101
    Meeting Type:  Annual and Special
    Meeting Date:  11-Dec-2019
          Ticker:
            ISIN:  US55303C1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       James Dondero                                             Mgmt          For                            For
       David Krane                                               Mgmt          For                            For
       Amy Pascal                                                Mgmt          For                            For
       Fredric G. Reynolds                                       Mgmt          For                            For
       Nancy Tellem                                              Mgmt          For                            For
       Kevin Ulrich                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935184755
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  12-May-2020
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       James Dondero                                             Mgmt          For                            For
       Brian Mitts                                               Mgmt          For                            For
       Edward Constantino                                        Mgmt          For                            For
       Scott Kavanaugh                                           Mgmt          For                            For
       Arthur Laffer                                             Mgmt          For                            For

2.     Advisory Vote on Executive Compensation: To               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     Advisory Vote on the Frequency of Advisory                Mgmt          1 Year                         For
       Votes on Executive Compensation: To
       approve, on an advisory basis, the
       frequency of future advisory votes on the
       compensation of our named executive
       officers.

4.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 PORTOLA PHARMACEUTICALS, INC.                                                               Agenda Number:  935202464
--------------------------------------------------------------------------------------------------------------------------
        Security:  737010108
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2020
          Ticker:  PTLA
            ISIN:  US7370101088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jeffrey Bird, M.D., PhD                                   Mgmt          For                            For
       John H. Johnson                                           Mgmt          For                            For
       H. Ward Wolff                                             Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in this
       proxy statement.

3.     To ratify the selection of Ernst & Young                  Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2020.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Income Fund
By (Signature)       /s/ Lauren Thedford
Name                 Lauren Thedford
Title                Secretary
Date                 08/26/2020